Income Taxes (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective Income Tax Rate	21.00%	21.00%	21.00%
Uncertain tax positions	$ 0
Valuation allowance	3,332,000	$ 1,237,000
Research Credit Carryforwards	$ 174,000